Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
March 31, 2026
VIPIFF2025-NPRT1-0526
1.830297.120
Bond Funds - 44.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,719,613	24,884,460
Fidelity International Bond Index Fund (a)	326,113	2,983,931
Fidelity Long-Term Treasury Bond Index Fund (a)	1,388,129	12,770,785
VIP High Income Portfolio - Investor Class (a)	509,006	2,463,588
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,167,148	48,932,895
TOTAL BOND FUNDS (Cost $96,418,704)		92,035,659

Domestic Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	8,544	1,005,946
VIP Contrafund Portfolio - Investor Class (a)	185,572	10,277,001
VIP Equity Income Portfolio - Investor Class (a)	274,147	8,177,819
VIP Growth & Income Portfolio - Investor Class (a)	348,166	11,318,864
VIP Growth Portfolio - Investor Class (a)	187,624	17,126,357
VIP Mid Cap Portfolio - Investor Class (a)	67,917	2,620,248
VIP Value Portfolio - Investor Class (a)	291,604	5,767,934
VIP Value Strategies Portfolio - Investor Class (a)	171,420	2,867,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,814,899)		59,162,030

International Equity Funds - 25.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,030,230	16,617,603
VIP Overseas Portfolio - Investor Class (a)	1,402,233	36,794,585
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,441,738)		53,412,188

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,258,116)	3.44	1,258,116	1,258,116

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $163,933,457)	205,867,993
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	205,867,994

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,043,976	59,824	254,108	-	19,724	136,530	1,005,946	8,544
Fidelity Inflation-Protected Bond Index Fund	25,425,333	1,411,375	2,030,834	-	(81,919)	160,505	24,884,460	2,719,613
Fidelity International Bond Index Fund	2,859,372	277,872	144,123	-	(1,990)	(7,200)	2,983,931	326,113
Fidelity Long-Term Treasury Bond Index Fund	14,529,700	387,496	2,032,562	133,430	(385,597)	271,748	12,770,785	1,388,129
VIP Contrafund Portfolio - Investor Class	10,455,948	850,735	357,377	111,334	874	(673,179)	10,277,001	185,572
VIP Emerging Markets Portfolio - Investor Class	15,520,375	1,791,938	1,083,733	262,729	441,914	(52,891)	16,617,603	1,030,230
VIP Equity Income Portfolio - Investor Class	8,479,995	173,722	688,237	73,659	106,286	106,053	8,177,819	274,147
VIP Government Money Market Portfolio - Investor Class	3,167,524	47,686	1,957,094	17,304	-	-	1,258,116	1,258,116
VIP Growth & Income Portfolio - Investor Class	11,638,853	450,063	575,219	138,071	9,354	(204,187)	11,318,864	348,166
VIP Growth Portfolio - Investor Class	17,346,665	1,315,615	586,072	-	(9,309)	(940,542)	17,126,357	187,624
VIP High Income Portfolio - Investor Class	2,568,413	104,969	209,879	-	(14,959)	15,044	2,463,588	509,006
VIP Investment Grade Bond II Portfolio - Investor Class	51,370,215	1,905,010	4,344,020	16,260	(106,785)	108,475	48,932,895	5,167,148
VIP Mid Cap Portfolio - Investor Class	2,660,555	135,739	290,594	19,538	13,681	100,867	2,620,248	67,917
VIP Overseas Portfolio - Investor Class	35,376,736	4,426,387	1,453,070	536,131	8,529	(1,563,997)	36,794,585	1,402,233
VIP Value Portfolio - Investor Class	5,921,172	219,094	555,681	64,137	26,660	156,689	5,767,934	291,604
VIP Value Strategies Portfolio - Investor Class	2,934,781	123,200	383,787	-	41,152	152,515	2,867,861	171,420
	211,299,613	13,680,725	16,946,390	1,372,593	67,615	(2,233,570)	205,867,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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